Fair Value Measurements (Tables)	12 Months Ended
Feb. 03, 2018
Fair Value Disclosures [Abstract]
Schedule of carrying values and estimated fair values of debt instruments

The gross carrying amount and fair value of the Company’s debt at February 3, 2018 are as follows (in thousands):

	Carrying Amount	Fair Value
First Lien Term Loan	$1,910,563	$1,908,174
Second Lien Term Loan	625,000	625,000
ABL Facility	217,000	217,000

Total Debt	$2,752,563	$2,750,174